American Century Investments®
Quarterly Portfolio Holdings
Heritage Fund
January 31, 2025

Heritage Fund - Schedule of Investments
JANUARY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.5%
Aerospace and Defense — 2.2%
Axon Enterprise, Inc.(1)	56,620	36,926,431
Curtiss-Wright Corp.	131,055	45,468,222
Howmet Aerospace, Inc.	422,289	53,453,342
		135,847,995
Banks — 1.6%
NU Holdings Ltd., Class A(1)	7,703,255	101,991,109
Beverages — 0.2%
Celsius Holdings, Inc.(1)	392,408	9,802,352
Biotechnology — 3.4%
Alnylam Pharmaceuticals, Inc.(1)	261,006	70,813,538
Amicus Therapeutics, Inc.(1)	3,492,476	33,457,920
Argenx SE, ADR(1)	27,009	17,694,406
BioMarin Pharmaceutical, Inc.(1)	526,931	33,386,348
Natera, Inc.(1)	325,676	57,618,598
		212,970,810
Building Products — 1.7%
AZEK Co., Inc.(1)	795,540	40,755,514
Johnson Controls International PLC	864,065	67,397,070
		108,152,584
Capital Markets — 9.4%
ARES Management Corp., Class A	878,750	174,185,825
Coinbase Global, Inc., Class A(1)	319,544	93,092,754
LPL Financial Holdings, Inc.	395,088	144,953,836
MSCI, Inc.	177,931	106,183,883
TPG, Inc.	1,133,833	76,250,269
		594,666,567
Chemicals — 1.7%
Avient Corp.	842,710	36,152,259
Element Solutions, Inc.	2,837,179	73,227,590
		109,379,849
Commercial Services and Supplies — 1.5%
Republic Services, Inc.	425,358	92,247,389
Communications Equipment — 0.9%
Arista Networks, Inc.(1)	468,462	53,980,876
Construction and Engineering — 0.8%
EMCOR Group, Inc.	110,399	49,465,376
Construction Materials — 0.7%
Vulcan Materials Co.	168,552	46,208,531
Consumer Staples Distribution & Retail — 0.8%
Casey's General Stores, Inc.	72,262	30,477,944
Maplebear, Inc.(1)	412,887	19,934,184
		50,412,128
Distributors — 1.3%
Pool Corp.	239,757	82,536,347
Diversified Consumer Services — 2.5%
Bright Horizons Family Solutions, Inc.(1)	597,277	73,226,160
Duolingo, Inc.(1)	239,909	87,324,477
		160,550,637
Electrical Equipment — 3.4%
AMETEK, Inc.	162,336	29,960,732

Hubbell, Inc.	89,316	37,781,561
Regal Rexnord Corp.	396,216	62,891,366
Vertiv Holdings Co., Class A	713,302	83,470,600
		214,104,259
Entertainment — 1.0%
Spotify Technology SA(1)	113,644	62,339,416
Financial Services — 2.4%
Corpay, Inc.(1)	399,636	152,057,502
Ground Transportation — 2.0%
Norfolk Southern Corp.	195,440	49,895,832
XPO, Inc.(1)	551,600	73,732,372
		123,628,204
Health Care Equipment and Supplies — 4.6%
Dexcom, Inc.(1)	1,314,794	114,163,563
GE HealthCare Technologies, Inc.	470,687	41,561,662
IDEXX Laboratories, Inc.(1)	142,120	59,981,746
Insulet Corp.(1)	267,878	74,571,878
		290,278,849
Health Care Providers and Services — 1.5%
Cencora, Inc.	373,514	94,950,994
Health Care Technology — 0.6%
Veeva Systems, Inc., Class A(1)	174,303	40,657,918
Hotels, Restaurants and Leisure — 5.9%
Airbnb, Inc., Class A(1)	313,575	41,131,633
Chipotle Mexican Grill, Inc.(1)	1,555,766	90,778,946
DoorDash, Inc., Class A(1)	297,686	56,212,047
Hilton Worldwide Holdings, Inc.	580,974	148,770,012
Viking Holdings Ltd.(1)	744,076	37,672,568
		374,565,206
Household Durables — 0.7%
TopBuild Corp.(1)	127,843	43,809,239
Household Products — 1.9%
Church & Dwight Co., Inc.	1,123,885	118,592,345
Independent Power and Renewable Electricity Producers — 2.1%
Vistra Corp.	782,023	131,403,325
Insurance — 0.9%
Ryan Specialty Holdings, Inc., Class A	814,500	54,229,410
Interactive Media and Services — 1.1%
Pinterest, Inc., Class A(1)	2,187,197	72,090,013
IT Services — 3.5%
Cloudflare, Inc., Class A(1)	1,054,962	146,006,741
MongoDB, Inc.(1)	286,455	78,293,880
		224,300,621
Leisure Products — 0.1%
BRP, Inc.(2)	179,370	8,577,573
Life Sciences Tools and Services — 4.5%
Agilent Technologies, Inc.	225,379	34,149,426
Avantor, Inc.(1)	1,405,093	31,305,472
Bio-Techne Corp.	399,884	29,411,468
IQVIA Holdings, Inc.(1)	414,212	83,405,729
Mettler-Toledo International, Inc.(1)	25,729	35,105,677
West Pharmaceutical Services, Inc.	212,115	72,447,878
		285,825,650
Machinery — 0.7%
Crane Co.	270,174	46,016,036

Media — 2.1%
Trade Desk, Inc., Class A(1)	1,134,648	134,660,025
Oil, Gas and Consumable Fuels — 2.7%
Permian Resources Corp.	4,476,955	65,587,391
Targa Resources Corp.	520,001	102,336,197
		167,923,588
Personal Care Products — 0.4%
elf Beauty, Inc.(1)	232,739	23,252,953
Professional Services — 1.8%
Equifax, Inc.	113,448	31,173,241
Verisk Analytics, Inc.	292,811	84,165,594
		115,338,835
Semiconductors and Semiconductor Equipment — 3.0%
Analog Devices, Inc.	144,980	30,719,812
Marvell Technology, Inc.	393,177	44,373,956
Monolithic Power Systems, Inc.	125,138	79,759,207
Teradyne, Inc.	314,013	36,359,566
		191,212,541
Software — 19.1%
AppLovin Corp., Class A(1)	517,067	191,102,793
Cadence Design Systems, Inc.(1)	170,815	50,837,960
Datadog, Inc., Class A(1)	997,934	142,415,161
DocuSign, Inc.(1)	838,086	81,068,059
Fair Isaac Corp.(1)	54,195	101,537,584
Guidewire Software, Inc.(1)	385,094	81,358,809
HubSpot, Inc.(1)	157,347	122,656,707
Manhattan Associates, Inc.(1)	349,658	72,935,162
Palantir Technologies, Inc., Class A(1)	3,440,844	283,835,222
Zscaler, Inc.(1)	407,929	82,642,336
		1,210,389,793
Specialized REITs — 0.7%
SBA Communications Corp.	216,581	42,787,742
Specialty Retail — 1.7%
Burlington Stores, Inc.(1)	377,066	107,060,349
Textiles, Apparel and Luxury Goods — 0.8%
On Holding AG, Class A(1)	825,070	49,405,192
Trading Companies and Distributors — 1.6%
Core & Main, Inc., Class A(1)	901,831	50,899,342
WESCO International, Inc.	273,590	50,614,150
		101,513,492
TOTAL COMMON STOCKS (Cost $4,180,436,047)		6,289,183,620
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	110,775	110,775
Repurchase Agreements — 0.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 3/31/26, valued at $4,967,617), in a joint trading account at 4.29%, dated 1/31/25, due 2/3/25 (Delivery value $4,869,450)		4,867,710
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 9/30/27, valued at $35,211,517), at 4.33%, dated 1/31/25, due 2/3/25 (Delivery value $34,533,456)		34,521,000
		39,388,710
TOTAL SHORT-TERM INVESTMENTS (Cost $39,499,485)		39,499,485
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $4,219,935,532)		6,328,683,105
OTHER ASSETS AND LIABILITIES — (0.1)%		(7,545,403)
TOTAL NET ASSETS — 100.0%		$6,321,137,702

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	802,934	USD	558,076	Bank of America N.A.	3/28/25	$(4,353)
CAD	4,757,717	USD	3,278,279	Bank of America N.A.	3/28/25	2,763
CAD	731,621	USD	510,935	Citibank N.A.	3/28/25	(6,391)
CAD	454,291	USD	316,607	Citibank N.A.	3/28/25	(3,316)
CAD	446,368	USD	308,710	Citibank N.A.	3/28/25	(884)
USD	13,663,723	CAD	19,365,498	Citibank N.A.	3/28/25	308,786
USD	424,802	CAD	610,124	Citibank N.A.	3/28/25	4,045
USD	448,216	CAD	641,819	Citibank N.A.	3/28/25	5,602
USD	406,513	CAD	581,071	Citibank N.A.	3/28/25	5,792
						$312,044

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $42,847. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $47,878, all of which is securities collateral.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$6,280,606,047	$8,577,573	—
Short-Term Investments	110,775	39,388,710	—
	$6,280,716,822	$47,966,283	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$326,988	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$14,944	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.